Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule Of Deposits

Deposits (dollars in millions)

	December 31,	December 31,
	2015	2014
Deposits Outstanding	$32,782.2	$15,849.8
Weighted average contractual interest rate	1.26%	1.69%
Weighted average remaining number of days to maturity (1)	864 days	1,293 days

(1)Excludes deposit balances with no stated maturity.

Excludes deposit balances with no stated maturity.

	Year Ended December 31, 2015	Year Ended December 31, 2014
Daily average deposits	$23,277.8	$13,925.4
Maximum amount outstanding	32,899.6	15,851.2
Weighted average contractual interest rate for the year	1.45%	1.59%

Schedule Of Rates And Maturities Of Deposits

Deposits – Rates and Maturities (dollars in millions)

	December 31, 2015
	Amount	Average Rate
Deposits – no stated maturity
Non-interest-bearing checking	$866.2	–
Interest-bearing checking	3,123.7	0.52%
Money market	5,560.5	0.78%
Savings	4,840.5	0.93%
Other	169.6	NM
Total checking and savings deposits	$14,560.5
Certificates of deposit, remaining contractual maturity:
Within one year	$7,729.1	1.14%
One to two years	3,277.5	1.36%
Two to three years	1,401.5	1.71%
Three to four years	2,039.1	2.32%
Four to five years	1,620.1	2.30%
Over five years	2,134.6	3.16%
Total certificates of deposit	$18,201.9
Premium / discount	(1.0)
Purchase accounting adjustments	20.8
Total Deposits	$32,782.2	1.26%

NM Not meaningful – includes certain deposits such as escrow accounts, security deposits, and other similar accounts.

Schedule Of Certificates Of Deposits $100,000 Or More

Certificates of Deposit $100,000 or More (dollars in millions)

	December 31,	December 31,
	2015	2014
U.S. certificates of deposits:
Three months or less	$1,476.5	$340.9
After three months through six months	1,462.6	330.8
After six months through twelve months	2,687.2	757.8
After twelve months	9,245.8	2,590.3
Total U.S. Bank	$14,872.1	$4,019.8
Non-U.S. certificates of deposits	$–	$57.0